Stock-Based Compensation Expense - Summary of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bird Rides [Member] | Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 48,704	$ 1,485	$ 86,631	$ 6,174
Cost of Sales [Member] | Bird Rides [Member] | Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense			0	15
Sales And Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	800	200	2,700	900	$ 800
Sales And Marketing [Member] | Bird Rides [Member] | Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	841	179	2,714	895
Research And Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	3,200	200	5,200	900	1,200
Research And Development [Member] | Bird Rides [Member] | Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	3,185	202	5,182	892
General And Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	44,700	1,100	78,700	4,400	$ 28,800
General And Administrative [Member] | Bird Rides [Member] | Two Thousand Seventeen and Two Thousand Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 44,678	$ 1,104	$ 78,735	$ 4,372